Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions)	Adjusted Operating Income ($ Millions) (3)
					Total Shareholder Return ($)	Peer Group Index Total Shareholder Return ($) (2)
2023	12,449,380	22,725,057	6,881,776	11,584,663	171.21	98.62	1,817.3	2,483.8
2022	10,345,077	1,606,523	4,985,938	1,158,257	134.66	104.87	1,344.4	2,198.1
2021	8,059,409	17,458,020	4,462,961	9,386,652	182.34	137.16	1,728.1	2,380.1
2020	6,043,362	15,011,356	3,477,084	8,127,959	138.39	132.76	1,066.8	1,551.8

Company Selected Measure Name	AOI
Named Executive Officers, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(9,827,371)	(5,637,133)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	15,563,207	8,377,935
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	677,346	292,474
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FYs Awards as of FYE Compared to Valuation as of Prior FYE	3,938,847	1,739,997
Increase/deduction based on ASC 718 Fair Value of Prior FYs Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(76,352)	(70,386)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—
Total Adjustments	10,275,677	4,702,887
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the S&P Health Care Equipment Select Industry Index.
PEO Total Compensation Amount	$ 12,449,380	$ 10,345,077	$ 8,059,409	$ 6,043,362
PEO Actually Paid Compensation Amount	$ 22,725,057	1,606,523	17,458,020	15,011,356
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(9,827,371)	(5,637,133)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	15,563,207	8,377,935
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	677,346	292,474
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FYs Awards as of FYE Compared to Valuation as of Prior FYE	3,938,847	1,739,997
Increase/deduction based on ASC 718 Fair Value of Prior FYs Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(76,352)	(70,386)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—
Total Adjustments	10,275,677	4,702,887
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 6,881,776	4,985,938	4,462,961	3,477,084
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,584,663	1,158,257	9,386,652	8,127,959
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(9,827,371)	(5,637,133)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	15,563,207	8,377,935
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	677,346	292,474
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FYs Awards as of FYE Compared to Valuation as of Prior FYE	3,938,847	1,739,997
Increase/deduction based on ASC 718 Fair Value of Prior FYs Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(76,352)	(70,386)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—
Total Adjustments	10,275,677	4,702,887
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Equity Valuation Assumption Difference, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(9,827,371)	(5,637,133)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	15,563,207	8,377,935
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	677,346	292,474
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FYs Awards as of FYE Compared to Valuation as of Prior FYE	3,938,847	1,739,997
Increase/deduction based on ASC 718 Fair Value of Prior FYs Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	(76,352)	(70,386)
Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY	—	—
Total Adjustments	10,275,677	4,702,887
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the Table above, and our cumulative TSR over the period from 2020 through 2023.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and our net income during years 2020 through 2023, each as set forth in the table above.
Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the AOI during years 2020 through 2023, each as set forth in the table above.
Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the period from 2020 through 2023 to that of the Peer Group Index over the same time period.
Tabular List, Table

Performance measure	Performance measure description
AOI	Refer to the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section for a definition of this measure.
Relative TSR	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a definition of this measure.
Da Vinci and Ion procedure growth	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a description of this measure.

Total Shareholder Return Amount	$ 171.21	134.66	182.34	138.39
Peer Group Total Shareholder Return Amount	98.62	104.87	137.16	132.76
Net Income (Loss)	$ 1,817,300,000	$ 1,344,400,000	$ 1,728,100,000	$ 1,066,800,000
Company Selected Measure Amount	2,483,800,000	2,198,100,000	2,380,100,000	1,551,800,000
PEO Name	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	AOI is an operating metric defined in the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section. AOI is calculated as operating income, excluding CIP expense, share-based compensation and long-term incentive plan expenses, non-cash amortization of intangible assets, certain acquisition-related items for the re-measurement of contingent consideration, facilities asset abandonment charges, litigation charges and recoveries, contributions to the Intuitive Foundation, and other adjustments, primarily related to inventory cost accounting and operating expense hedging. The Company selected AOI as the Company-Selected Measure due to it being an important financial performance measure that helps link CAP to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, AOI is used to evaluate NEO performance under the CIP, a short-term cash incentive plan that is funded based on the Company’s achievement of an AOI goal as well as several other Company Performance Goals.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Da Vinci and Ion procedure growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,275,677
PEO | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,827,371)
PEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,563,207
PEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,346
PEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,938,847
PEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,352)
PEO | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,702,887
Non-PEO NEO | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,637,133)
Non-PEO NEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,377,935
Non-PEO NEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,474
Non-PEO NEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,739,997
Non-PEO NEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,386)
Non-PEO NEO | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0